UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: 01
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Services Corporation
Address:  55 East 52 Street
          42nd floor
          New York, N.Y. 10055

13F File Number: 28-10534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Gillen
Title:   Senior Vice President, Finance Investment Reporting
Phone:   913-676-5483
Signature, Place, Date of Signing:

   Timothy Gillen                Overland Park, KS    November 09, 2012




Swiss Reinsurance Company Ltd, the parent of the investment manager, is deemed to have investment discretion with respect to positions in Section 13(f) securities over which the investment manager exercises investment discretion. To that end, the positions over which the investment manager exercised investment discretion are reported on the Form 13F filed by Swiss Reinsurance Company Ltd.

Report Type (Check only one.):

[ ]         13F HOLDINGS REPORT.

[x]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


Form 13F File Number	Name

28-00472		Swiss Reinsurance Company Ltd



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